Annual Total Returns - Voya Short Term Bond Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya Short Term Bond Fund - Class A	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013	1.12%
2014	0.91%
2015	0.68%
2016	1.40%
2017	1.23%
2018	0.79%
2019	4.25%
2020	3.44%